PROVISION FOR SEC SETTLEMENT (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 03, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 16, 2020 USD ($)
PROVISION FOR SEC SETTLEMENT
Settlement of civil money penalty amount to SEC										$ 180,000
Payable for SEC settlement								¥ 1,174,500	$ 180,000
Provision for SEC settlement | ¥		¥ 0	¥ 0	¥ (1,146,474)
Penalty from SEC
PROVISION FOR SEC SETTLEMENT
Penalty loss	$ 180,000
Outstanding balance of penalty					$ 0	$ 0
Minimum
PROVISION FOR SEC SETTLEMENT
Settlement of civil money penalty amount to SEC						$ 180,000	$ 180,000